GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES 2 (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	$ 13,609
Separate Accounts	76,026	70,194
Net amount at risk, gross	18,193
Net amount at risk, net of amounts reinsured	8,696
Average attained age of contractholders	52 years 10 months 24 days
Percentage of contractholders over age 70	14.80%
Guaranteed Minimum Death Benefit [Member] | Minimum [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
Range of contractually specified interest rates	3.0
Guaranteed Minimum Death Benefit [Member] | Maximum [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
Range of contractually specified interest rates	6.5
Guaranteed Minimum Death Benefit [Member] | Return Of Premium [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	12,817
Separate Accounts	30,349
Net amount at risk, gross	756
Net amount at risk, net of amounts reinsured	756
Average attained age of contractholders	48 years 6 months 0 days
Percentage of contractholders over age 70	8.10%
Guaranteed Minimum Death Benefit [Member] | Ratchet [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	223
Separate Accounts	7,419
Net amount at risk, gross	784
Net amount at risk, net of amounts reinsured	480
Average attained age of contractholders	63 years 9 months 18 days
Percentage of contractholders over age 70	29.30%
Guaranteed Minimum Death Benefit [Member] | Roll Up [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	102
Separate Accounts	3,722
Net amount at risk, gross	2,722
Net amount at risk, net of amounts reinsured	1,843
Average attained age of contractholders	69 years 4 months 24 days
Percentage of contractholders over age 70	49.90%
Guaranteed Minimum Death Benefit [Member] | Roll Up [Member] | Minimum [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
Range of contractually specified interest rates	3.0
Guaranteed Minimum Death Benefit [Member] | Roll Up [Member] | Maximum [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
Range of contractually specified interest rates	6.0
Guaranteed Minimum Death Benefit [Member] | Combo [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	467
Separate Accounts	34,536
Net amount at risk, gross	13,931
Net amount at risk, net of amounts reinsured	5,617
Average attained age of contractholders	64 years 7 months 6 days
Percentage of contractholders over age 70	30.80%
Guaranteed Minimum Death Benefit [Member] | Combo [Member] | Minimum [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
Range of contractually specified interest rates	3.0
Guaranteed Minimum Death Benefit [Member] | Combo [Member] | Maximum [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
Range of contractually specified interest rates	6.5
Guaranteed Minimum Income Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	585
Separate Accounts	48,866	45,887
Net amount at risk, gross	12,203
Net amount at risk, net of amounts reinsured	3,346
Weighted average years remaining until annuitization	4 years 2 months 12 days
Guaranteed Minimum Income Benefit [Member] | Minimum [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
Range of contractually specified interest rates	3.0
Guaranteed Minimum Income Benefit [Member] | Maximum [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
Range of contractually specified interest rates	6.5
Guaranteed Minimum Income Benefit [Member] | Roll Up [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	23
Separate Accounts	2,488
Net amount at risk, gross	1,995
Net amount at risk, net of amounts reinsured	593
Weighted average years remaining until annuitization	0 years 3 months 18 days
Guaranteed Minimum Income Benefit [Member] | Roll Up [Member] | Minimum [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
Range of contractually specified interest rates	3.0
Guaranteed Minimum Income Benefit [Member] | Roll Up [Member] | Maximum [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
Range of contractually specified interest rates	6.0
Guaranteed Minimum Income Benefit [Member] | Combo [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	562
Separate Accounts	46,378
Net amount at risk, gross	10,208
Net amount at risk, net of amounts reinsured	2,753
Weighted average years remaining until annuitization	4 years 4 months 24 days
Guaranteed Minimum Income Benefit [Member] | Combo [Member] | Minimum [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
Range of contractually specified interest rates	3.0
Guaranteed Minimum Income Benefit [Member] | Combo [Member] | Maximum [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
Range of contractually specified interest rates	6.5
GIB and GWBL and Other Features [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
The GIB and GWBL and other guaranteed benefits related liability	$ 265	$ 291